Stock and Stock Option Plans	12 Months Ended
Jan. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock and Stock Option Plans

(12) Stock and Stock Option Plans

Layne has stock option and employee incentive plans that provide for the granting of options to purchase or the issuance of shares of common stock at a price fixed by the Board of Directors or a committee. As of January 31, 2014, there were 572,624 shares which remain available to be granted under the plan as stock options. Layne has the ability to issue shares under the plans either from new issuances or from treasury, although it has previously always issued new shares and expects to continue to issue new shares in the future. Layne granted 22,289 restricted stock units under the Layne Christensen Company 2006 Equity Incentive Plan during FY2014. Layne also granted 80,613 performance vesting shares under the Layne Christensen Company 2006 Equity Incentive Plan during FY2014.

Layne recognized $3.2 million, $2.9 million and $3.8 million of compensation cost for share-based plans for FY2014, FY2013 and FY2012, respectively. Of these amounts, $1.5 million, $0.9 million and $1.7 million, respectively, related to non-vested stock. The total income tax benefit recognized for share-based compensation arrangements was $1.3 million, $1.1 million and $1.5 million for FY2014, FY2013 and FY2012, respectively.

All options were granted at an exercise price equal to the fair market value of Layne’s common stock at the date of grant. The options have terms of ten years from the date of grant and generally vest ratably over periods of one month to five years.

The fair value of share-based compensation granted in the form of stock options is determined using a binomial lattice or Black-Scholes valuation model. The valuations in each respective year were made using the assumptions noted in the following table. Expected volatilities are based on historical volatility of the stock price. Layne uses historical data to estimate early exercise and post-vest forfeiture rates to be applied within the valuation model. The risk-free interest rate for the periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The weighted-average fair value at the date of grant for options granted during FY2014, FY2013 and FY2012 was $8.11, $10.93 and $18.70, respectively.

	Years Ended January 31,
Assumptions:	2014	2013	2012
Weighted-average expected volatility	49.2%	55.1%	65.0%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	1.25%	1.32%	1.94%
Expected term (in years)	7.0	6.0	5.4
Exercise multiple factor	2.1	2.0	—
Post-vest forfeiture rate	2.4%	0%	0%

Stock option transactions for FY2014, FY2013 and FY2012 were as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value (in thousands)
Outstanding at February 1, 2011	1,031,474	$25.34
Granted	123,144	32.49
Exercised	(10,611)	20.77		$122
Forfeited	(10,796)	29.57

Outstanding at January 31, 2012	1,133,211	26.12
Granted	280,547	23.32
Exercised	(54,637)	17.44		13
Forfeited	(73,818)	24.50

Outstanding at January 31, 2013	1,285,303	25.97
Granted	227,869	20.80
Exercised	(72,611)	15.96		—
Expired	(208,952)	31.45
Forfeited	(125,797)	28.67

Outstanding at January 31, 2014	1,105,812	24.22	5.7	618

Exercisable at January 31, 2012	860,756	26.11
Exercisable at January 31, 2013	965,750	25.95
Exercisable at January 31, 2014	790,905	24.84	4.5	592

The aggregate intrinsic value was calculated using the difference between the current market price and the exercise price for only those options that have an exercise price less than the current market price.

Non-vested share transactions for FY2014, FY2013 and FY2012 were as follows:

	Number of Shares	Average Grant Date Fair Value	Intrinsic Value (in thousands)
Nonvested stock at February 1, 2011	107,785	$32.24
Granted	193,188	30.67
Vested	(34,876)	35.48
Canceled	(33,251)	35.71
Forfeited	(5,927)	30.43

Nonvested stock at January 31, 2012	226,919	29.94
Granted	110,958	22.29
Vested	(15,720)	26.70
Canceled	(46,491)	27.79

Nonvested stock at January 31, 2013	275,666	27.41
Granted—Directors	4,744	21.08
Granted—Restricted stock units	22,289	20.96
Granted—Performance vesting shares	80,613	14.61
Vested	(10,065)	27.21
Canceled	(8,099)	20.89
Forfeited	(72,725)	16.97

Nonvested stock at January 31, 2014	292,423	23.42	$4,959

All nonvested stock awards are valued as of the grant date closing stock price and generally vest ratably over service periods of one to five years. Certain nonvested stock awards vest based upon Layne meeting various performance goals. Certain nonvested stock awards provide for accelerated vesting if there is a change of control (as defined in the plans) and for equitable adjustment in the event of changes in Layne’s equity structure.